Exploration and evaluation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Exploration and evaluation
Beginning balance	[1]	$ 17,918
Acquired through business combination			$ 17,918
Additions		6,470
Ending balance		$ 24,388	$ 17,918	[1]

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.